MASSMUTUAL FUNDS
MassMutual Diversified Value Fund
(the “Fund”)
Supplement dated March 25, 2024 to the
Prospectus dated February 1, 2024 and the
Summary Prospectus dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective March 26, 2024, T. Rowe Price Associates, Inc. (“T. Rowe Price”) will be removed as a subadviser to the Fund. All references to T. Rowe Price in the Prospectus and Summary Prospectus will, therefore, be deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-24-03
DV-24-01

MASSMUTUAL FUNDS
MassMutual Diversified Value Fund
(the “Fund”)
Supplement dated March 25, 2024 to the
Statement of Additional Information dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective March 26, 2024, T. Rowe Price Associates, Inc. (“T. Rowe Price”) will be removed as a subadviser to the Fund. All references to T. Rowe Price in the SAI will, therefore, be deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-24-02

MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Emerging Markets Bond Fund
MassMutual Select T. Rowe Price Large Cap Blend Fund
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund
Supplement dated March 25, 2024 to the
Prospectus dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
The following information pertains to the MassMutual Select T. Rowe Price Emerging Markets Bond Fund, MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, and MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund:
The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MassMutual Select T. Rowe Price Emerging Markets Bond Fund, MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, and MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund (each, a “Fund”) will be dissolved. Effective on or about May 10, 2024 (the “Termination Date”), shareholders of the various classes of shares of each Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
Please note that prior to the Termination Date, each Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
Effective May 10, 2024, T. Rowe Price International Ltd will be added as a sub-subadviser to the MassMutual Select T. Rowe Price Large Cap Blend Fund.
Effective May 10, 2024, the following information supplements the information for the MassMutual Select T. Rowe Price Large Cap Blend Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance beginning on page 21:
The Fund expects to allocate a portion of its assets to a passively managed strategy that uses a full replication approach to invest substantially all of the strategy’s assets in all of the stocks in the strategy’s index in proportion to each stock’s weighting in the index. As of the date of this Prospectus, the relevant index for this passively managed strategy was the S&P 500 Index*. Because a portion of the Fund’s investments passively track the index, the Fund will be exposed to index fund risk.
Effective May 10, 2024, the following footnote supplements the information for the MassMutual Select T. Rowe Price Large Cap Blend Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance beginning on page 21:
*
The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MassMutual. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

Effective May 10, 2024, the following information supplements the information for the MassMutual Select T. Rowe Price Large Cap Blend Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance beginning on page 22:
Indexing Risk  Although a portion of the Fund’s investments passively tracks an index, the performance of this portion of the Fund’s investments may not track the performance of the relevant index due to a number of factors, including fees and expenses of the Fund, the Fund’s cash positions, and differences between securities held by the Fund and the securities comprising the index which may result from legal restrictions, costs, or liquidity constraints, especially during times when a sampling methodology is used. Moreover, the performance of the portion of the Fund’s investments that passively tracks an index may not track the performance of an index fund.
Passive Management Risk With an indexing strategy, there is no attempt to seek returns in excess of the relevant index, to use defensive strategies, or to reduce the effects of any long-term poor investment performance. Because a portion of the Fund’s investments passively tracks an index, in some circumstances the Fund would not necessarily buy or sell a security unless that security is added to, or removed from, the index, even if that security generally is underperforming. Moreover, due to this passive investment strategy, the Fund will be exposed to index fund risk.
Effective May 10, 2024, the following information supplements the information for the MassMutual Select T. Rowe Price Large Cap Blend Fund found in the section titled Management on page 25:
Sub-subadviser(s): T. Rowe Price International Ltd (“T. Rowe Price International”)
Effective May 10, 2024, the following information supplements the information for the MassMutual Select T. Rowe Price Large Cap Blend Fund found under the heading Portfolio Manager(s) in the section titled Management on page 25:
Neil Smith is a Vice President and Portfolio Manager at T. Rowe Price International. He has managed the Fund since May 2024.
Effective May 10, 2024, the following information supplements the information found in the section titled Additional Information Regarding Principal Risks beginning on page 52:
•
Passive Management Risk

The MassMutual Select T. Rowe Price Large Cap Blend Fund expects to allocate a portion of its assets to a passively managed strategy that uses a full replication approach to invest substantially all of the strategy’s assets in all of the stocks in the strategy’s index in proportion to each stock’s weighting in the index. Therefore, the MassMutual Select T. Rowe Price Large Cap Blend Fund, in connection with its passively managed strategy, would not necessarily buy or sell a security unless that security is added to, or removed from, the relevant index, even if that security generally is underperforming. If a specific security is removed from the relevant index, the MassMutual Select T. Rowe Price Large Cap Blend Fund, in connection with its passively managed strategy, may be forced to sell such security at an inopportune time. The relevant index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, the MassMutual Select T. Rowe Price Large Cap Blend Fund, in connection with its passively managed strategy, rebalances a portion of its portfolio in accordance with the relevant index, and, therefore, any changes to the index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule. Further, the MassMutual Select T. Rowe Price Large Cap Blend Fund’s investment adviser, in connection with its passively managed strategy, does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, the MassMutual Select T. Rowe Price Large Cap Blend Fund’s performance, in connection with its passively managed strategy, could be lower than other types of funds with investment advisers that actively manage their entire portfolio of assets to take advantage of market opportunities or defend against market events.
Effective May 10, 2024, the following information supplements the information found under the heading Indexing Risk in the section titled Additional Information Regarding Principal Risks on page 61:
Moreover, although a portion of the MassMutual Select T. Rowe Price Large Cap Blend Fund’s investments passively tracks an index, the performance of this portion of the Fund’s investments may not track the performance of an index fund.
Effective May 10, 2024, the following information replaces similar information for T. Rowe Price Associates, Inc. found on pages 72 and 73 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds, and references to the MassMutual Select T. Rowe Price Emerging Markets Bond Fund, MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, and MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund will be removed once they have been liquidated:

T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 100 East Pratt Street, Baltimore, Maryland 21202, manages the investments of the MassMutual Select T. Rowe Price Bond Asset Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, MassMutual Select T. Rowe Price Large Cap Blend Fund, MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, MassMutual Select T. Rowe Price Real Assets Fund, MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, and MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund. T. Rowe Price, a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly-traded financial services holding company, has been managing assets since 1937. In addition, T. Rowe Price International Ltd (“T. Rowe Price International”) serves as sub-subadviser for the MassMutual Select T. Rowe Price Bond Asset Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, MassMutual Select T. Rowe Price Large Cap Blend Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, T. Rowe Price Hong Kong Limited (“T. Rowe Price Hong Kong”) serves as sub-subadviser for the MassMutual Select T. Rowe Price Bond Asset Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, T. Rowe Price Australia Limited (“T. Rowe Price Australia”) serves as sub-subadviser for the MassMutual Select T. Rowe Price Real Assets Fund, and T. Rowe Price Investment Management, Inc. (“T. Rowe Price Investment Management”) serves as sub-subadviser for the MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund. Each sub-subadviser, subject to the supervision of T. Rowe Price, is authorized to trade securities and make discretionary investment decisions on behalf of a Fund (which includes selecting foreign investments in developed and emerging market countries). T. Rowe Price International is a wholly-owned subsidiary of T. Rowe Price and its address is Warwick Court, 5 Paternoster Square, London, EC4M 7DX, United Kingdom. T. Rowe Price Hong Kong is a wholly-owned subsidiary of T. Rowe Price International and its address is 6/F Chater House, 8 Connaught Road, Central, Hong Kong. T. Rowe Price Australia is a wholly-owned subsidiary of T. Rowe Price International and its address is Level 28, Governor Phillip Tower, 1 Farrer Place, Sydney NSW 2000, Australia. T. Rowe Price Investment Management is a wholly-owned subsidiary of T. Rowe Price and its address is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2023, T. Rowe Price and its affiliates had approximately $1.44 trillion in assets under management.
T. Rowe Price International and T. Rowe Price Hong Kong were added as sub-subadvisers of the MassMutual Select T. Rowe Price Emerging Markets Bond Fund on July 1, 2023. T. Rowe Price Australia replaced T. Rowe Price Japan, Inc. as a sub-subadviser of the MassMutual Select T. Rowe Price Real Assets Fund on January 1, 2024. T. Rowe Price International was added as a sub-subadviser of the MassMutual Select T. Rowe Price Large Cap Blend Fund on May 10, 2024.
Effective May 10, 2024, the following information supplements the information for T. Rowe Price Associates, Inc. found beginning on page 72 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Neil Smith
is a portfolio manager of the MassMutual Select T. Rowe Price Large Cap Blend Fund. Mr. Smith is a Vice President and Portfolio Manager for T. Rowe Price International. His investment experience began in 1994 when he joined T. Rowe Price International. Mr. Smith has served as a portfolio manager for T. Rowe Price International throughout the past five years.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-TRUN-24-01

MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Large Cap Blend Fund
(the “Fund”)
Supplement dated March 25, 2024 to the
Statement of Additional Information dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.
Effective May 10, 2024, T. Rowe Price International Ltd will be added as a sub-subadviser to the Fund.
Effective May 10, 2024, the following information replaces the fourth sentence of the second paragraph in the section titled General Information on page B-3, and references to the MassMutual Select T. Rowe Price Emerging Markets Bond Fund, MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, and MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund will be removed once they have been liquidated:
In addition, T. Rowe Price International Ltd (“T. Rowe Price International”) serves as a sub-subadviser for the MM Select T. Rowe Price Bond Asset Fund, MM Select T. Rowe Price Emerging Markets Bond Fund, MM Select T. Rowe Price Large Cap Blend Fund, and MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, T. Rowe Price Hong Kong Limited (“T. Rowe Price Hong Kong”) serves as a sub-subadviser for the MM Select T. Rowe Price Bond Asset Fund, MM Select T. Rowe Price Emerging Markets Bond Fund, and MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, T. Rowe Price Australia Limited (“T. Rowe Price Australia”) serves as a sub-subadviser for the MM Select T. Rowe Price Real Assets Fund, and T. Rowe Price Investment Management, Inc. (“T. Rowe Price Investment Management”) serves as a sub-subadviser for the MM Select T. Rowe Price Small and Mid Cap Blend Fund.
Effective May 10, 2024, the following information replaces similar information for T. Rowe Price Associates, Inc. found on page B-68 under the heading Unaffiliated Subadvisers in the section titled Investment Advisory and Other Service Agreements, and references to the MassMutual Select T. Rowe Price Emerging Markets Bond Fund, MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, and MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund will be removed once they have been liquidated:
In addition, T. Rowe Price International serves as a sub-subadviser for the MM Select T. Rowe Price Bond Asset Fund, MM Select T. Rowe Price Emerging Markets Bond Fund, MM Select T. Rowe Price Large Cap Blend Fund, and MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, T. Rowe Price Hong Kong serves as a sub-subadviser for the MM Select T. Rowe Price Bond Asset Fund, MM Select T. Rowe Price Emerging Markets Bond Fund, and MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, T. Rowe Price Australia serves as a sub-subadviser for the MM Select T. Rowe Price Real Assets Fund, and T. Rowe Price Investment Management serves as a sub-subadviser for the MM Select T. Rowe Price Small and Mid Cap Blend Fund. Each of T. Rowe Price International and T. Rowe Price Investment Management is a wholly-owned subsidiary of T. Rowe Price and each of T. Rowe Price Hong Kong and T. Rowe Price Australia is a wholly-owned subsidiary of T. Rowe Price International. T. Rowe Price has entered into a subadvisory agreement with each of T. Rowe Price International, T. Rowe Price Hong Kong, T. Rowe Price Australia, and T. Rowe Price Investment Management under which, subject to the supervision of T. Rowe Price, T. Rowe Price International, T. Rowe Price Hong Kong, T. Rowe Price Australia, and T. Rowe Price Investment Management are authorized to trade securities, make discretionary investment decisions, and effect securities transactions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage, on behalf of the MM Select T. Rowe Price Bond Asset Fund, MM Select T. Rowe Price Emerging Markets Bond Fund, MM Select T. Rowe Price Large Cap Blend Fund, MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, MM Select T. Rowe Price Real Assets Fund, and MM Select T. Rowe Price Small and Mid Cap Blend Fund, as applicable. T. Rowe Price International is located at Warwick Court, 5 Paternoster Square, London, EC4M 7DX, United Kingdom. T. Rowe Price Hong Kong is located at 6/F Chater House, 8 Connaught Road, Central, Hong Kong. T. Rowe Price Australia is located at Level 28, Governor Phillip Tower, 1 Farrer Place, Sydney NSW 2000, Australia. T. Rowe Price Investment Management is located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price International and T. Rowe Price Hong Kong also provide sub-subadvisory services for the MM Select T. Rowe Price International Equity Fund, which is a series of the Trust. T. Rowe Price Investment Management also provides sub-subadvisory services for the MassMutual Mid Cap Growth Fund, which is a series of the Trust, and for the MML Mid Cap Growth Fund which is a series of MML Series Investment Fund, a registered, open-end investment company for which MML Advisers serves as investment adviser.
Effective May 10, 2024, the following information replaces similar information for the Fund found on page B-115 in the section titled Appendix C — Additional Portfolio Manager Information:
The portfolio managers of the MM Select T. Rowe Price Large Cap Blend Fund are Shawn T. Driscoll, Joe Fath, Ryan S. Hedrick, Ann M. Holcomb, Jason Nogueira, Jason Benjamin Polun, and Neil Smith.
Effective May 10, 2024, the following information supplements the information for the Fund found on page B-116 under the headings Other Accounts Managed and Ownership of Securities in the section titled Appendix C — Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance-Based*	Total Assets*
Neil Smith
Registered investment companies**	7	$32,872,050,850	0	$0
Other pooled investment vehicles	5	$24,498,147,911	0	$0
Other accounts	0	$0	0	$0
* The information provided is as of December 31, 2023.
** Does not include the MM Select T. Rowe Price Large Cap Blend Fund.
Ownership of Securities:
As of December 31, 2023, Mr. Smith did not own any shares of the MM Select T. Rowe Price Large Cap Blend Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-TRUN-24-01